Selected Statements of Income Data (Tables)	12 Months Ended
Dec. 31, 2017
Selected Statements of Income Data [Abstract]
Schedule of research and development costs, net
	Year ended December 31,
	2015	2016	2017

Total costs	$8,735	$10,063	$10,713
Less - capitalized software costs	(3,847)	(4,224)	(3,771)

Research and development, net	$4,888	$5,839	$6,942

Schedule of financial income (expenses), net

Bank charges and interest from loans offset by interest from short term deposits	$64	$(199)	$(1,124)
Interest expenses related to liabilities in connection with acquisitions	-	(257)	(62)
Interest income from marketable securities, net of amortization of premium on marketable securities	231	240	284
Loss arising from foreign currency translation and other	(980)	(214)	(809)

Financial income(expenses), net	$(685)	$(430)	$(1,711)